Delaware Foundation® Growth Allocation Fund
Delaware Foundation® Growth Allocation Fund
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Foundation® Growth Allocation Fund	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation® Growth Allocation Fund		Class A	Class B	Class C	Class R	Institutional Class
Management fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none
Other expenses		0.58%	0.58%	0.58%	0.58%	0.58%
Acquired fund fees and expenses	[1]	none	none	none	none	none
Total annual fund operating expenses		1.48%	2.23%	2.23%	1.73%	1.23%
Fee waivers and expense reimbursements	[2]	(0.33%)	(1.08%)	(0.33%)	(0.33%)	(0.33%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.15%	1.15%	1.90%	1.40%	0.90%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund's average daily net assets from January 28, 2013 through January 28, 2014. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from March 1, 2013 through February 28, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation® Growth Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	985	1,307	2,215
Class B	517	868	1,321	2,289
Class C	293	666	1,165	2,539
Class R	143	513	908	2,014
Institutional Class	92	358	644	1,459

(if not redeemed)
Expense Example, No Redemption Delaware Foundation® Growth Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Class B	117	593	1,096	2,289
Class C	193	666	1,165	2,539

Delaware Foundation Moderate Allocation Fund
Delaware Foundation Moderate Allocation Fund
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Foundation Moderate Allocation Fund	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Moderate Allocation Fund		Class A	Class B	Class C	Class R	Institutional Class
Management fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.23%	1.00%	1.00%	0.50%	none
Other expenses		0.32%	0.32%	0.32%	0.32%	0.32%
Acquired fund fees and expenses	[1]	none	none	none	none	none
Total annual fund operating expenses		1.20%	1.97%	1.97%	1.47%	0.97%
Fee waivers and expense reimbursements	[2]	(0.07%)	(0.82%)	(0.07%)	(0.07%)	(0.07%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.13%	1.15%	1.90%	1.40%	0.90%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund's average daily net assets from January 28, 2013 through January 28, 2014. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from March 1, 2013 through February 28, 2014. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Moderate Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Class A	684	928	1,190	1,940
Class B	517	814	1,211	2,029
Class C	293	612	1,056	2,290
Class R	143	458	796	1,751
Institutional Class	92	302	529	1,183

(if not redeemed)
Expense Example, No Redemption Delaware Foundation Moderate Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Class B	117	539	986	2,029
Class C	193	612	1,056	2,290

Delaware Foundation Conservative Allocation Fund
Delaware Foundation Conservative Allocation Fund
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Foundation Conservative Allocation Fund	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Foundation Conservative Allocation Fund		Class A	Class B	Class C	Class R	Institutional Class
Management fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none
Other expenses		0.48%	0.48%	0.48%	0.48%	0.48%
Acquired fund fees and expenses	[1]	none	none	none	none	none
Total annual fund operating expenses		1.38%	2.13%	2.13%	1.63%	1.13%
Fee waivers and expense reimbursements	[2]	(0.25%)	(1.00%)	(0.25%)	(0.25%)	(0.25%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.13%	1.13%	1.88%	1.38%	0.88%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.88% of the Fund's average daily net assets from January 28, 2013 through January 28, 2014. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from October 1, 2013 through September 30, 2014. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Foundation Conservative Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Class A	684	964	1,264	2,117
Class B	515	845	1,277	2,190
Class C	291	643	1,121	2,442
Class R	140	490	863	1,912
Institutional Class	90	334	598	1,352

(if not redeemed)
Expense Example, No Redemption Delaware Foundation Conservative Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Class B	115	570	1,052	2,190
Class C	191	643	1,121	2,442